Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 2,084.29
Total Fee Amount	2,084.29
Total Transaction Valuation	15,092,585.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A